Related parties transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related parties' transactions
Schedule of related parties

Related Party	Nature of relationship
A10 Group

A10 Group is composed of:

(a) A10 Investimentos Ltda.;

(b) A10 Finanças e Capital Ltda. (“A10 Finanças”);

(c) A10 Partners Participações Ltda.;

(d) A10 Serviços Especializados de Avaliação de Empresas Ltda. (“A10 Advisory”); and

(e) A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Investimentos Ltda.

A10 Investimentos Ltda. is an asset management firm controlled by Marcelo Paiva, a Director of the Company, who is the investment manager of the A10 Fundo de Investimento de Ações – Investimento no Exterior (“A10 Fund”), which holds a controlling position in the Company.

A10 Finanças	A10 Finanças is primarily a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company.
A10 Partners Participações Ltda.	A10 Partners Participações Ltda. is a holding company. The firm is controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during the year 2023.
A10 Advisory	A10 Advisory is an administrative services firm controlled by Marcelo Paiva, a Director of the Company. The CEO, Ana Cabral-Gardner (Co-CEO on December 31, 2022), has a minority interest.
A10 Serviços de Análise de Empresas e Administrativos Ltda.

A10 Serviços de Análise de Empresas e Administrativos Ltda. is an administrative services firm controlled by Marcelo Paiva, a Director of the Company, and had no transactions with the Company before or during the year 2023.

Miazga	Miazga Participações S.A is a land administration company in which Ana Cabral-Gardner, the CEO of the Company (Co-CEO on December 31, 2022), has an indirect economic interest.
Arqueana	Arqueana Empreendimentos e Participações S.A. is a land administration company in which Ana Cabral-Gardner, the CEO of the Company (Co-CEO on December 31, 2022), has in indirect economic interest.
R-TEK

R-TEK Group Pty Ltd is a corporation in which a former officer of the Company, Brian Talbot, who resigned on September 29, 2023 is the controlling shareholder and since 4th quarter it was not considered as related party anymore.

Tatooine	Tatooine Investimentos S.A. is a land administration company in which an officer of Miazga and former officer of the Company, Marina Bernardini, is the controlling shareholder and officer.
Key management personnel	Includes the directors of the Company, executive management team and senior management at Sigma Brazil.

Schedule of outstanding balances and expenses with related parties

	12/31/2023			12/31/2022
	Pre-	Accounts	Expenses /	Pre-	Accounts	Expenses /
	payments /	payable /	Payments /	payments /	payable /	Payments /
Description	Receivable	Debt	Income	Receivable	Debt	Income
A10 Advisory
CSA	—	—	391	—	—	122
Miazga
Lease agreements	—	42	16	—	42	7
Prepaid land lease	96	22	—	103	13	51
Accounts receivable	121	—	—	113	—	—
Arqueana
Lease agreements	—	235	24	—	225	43
Note payable	—	—	—	—	—	326
Accounts receivable	—	—	—	4,881	—	—
R-TEK
Services provision	—	—	2,278	—	242	1,142
Tatooine
Loan to related party	12,957	—	638	—	—	—
Total	13,174	299	3,347	5,097	522	1,691

Schedule of compensation paid or payable to key management for employee services

	12/31/2023	12/31/2022
Stock-based compensation, included in operating expenses (Note 28)	24,337	95,398
Salaries, benefits and director's fees, included in general and administrative expenses	1,152	1,966
Salaries, benefits and stock-based compensation capitalized in property, plant and equipment and in exploration and valuation assets		3
Severance costs	—	46
Total Compensation	25,489	97,413